10-Q Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following as of:

	June 30,	December 31,
	2023	2022
Warranty reserve	$620,437	$832,283
Employee compensation and benefits	1,626,512	629,773
Deferred revenue	80,164	192,012
Accrued interest	297,499	1,961,477
Lease liability	590,764	347,131
Other accrued expenses and current liabilities	2,359,728	2,210,660
Accrued expenses and other current liabilities	$5,575,104	$6,173,336
Estimated costs related to product warranties are accrued at the time products are sold. In estimating its future warranty obligations, the Company considers various factors, including the Company’s historical warranty costs, warranty claim lag, and sales. The following table provides a reconciliation of the activity related to the Company’s warranty reserve for the six months ended June 30:

	2023	2022
Balance at the beginning of period	$832,283	$1,029,862
Provision for warranty expense	3,421	187,499
Warranty costs paid	(215,267)	(323,569)
Balance at end of period	$620,437	$893,792
The provision for warranty expense is included within cost of goods sold in the Condensed Consolidated Statements of Operations.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following as of:

	December 31,
	2022	2021
Warranty reserve	$832,283	$1,029,862
Employee compensation and benefits	629,773	666,269
Deferred revenue	192,012	404,240
Accrued interest	1,961,477	—
Lease liability	347,131	—
Other accrued expenses and current liabilities	2,210,660	712,582
Accrued expenses and other current liabilities	$6,173,336	$2,812,953
Estimated costs related to product warranties are accrued at the time products are sold. In estimating its future warranty obligations, the Company considers various factors, including the Company’s historical warranty costs, warranty claim lag, and sales. The following table provides a reconciliation of the activity related to the Company’s warranty reserve for the years ended December 31:

	December 31,
	2022	2021
Balance at the beginning of period	$1,029,862	$1,042,015
Provision for warranty expense	320,535	383,613
Warranty costs paid	(518,114)	(395,766)
Balance at end of period	$832,283	$1,029,862
The provision for warranty expense is included within cost of goods sold in the Consolidated Statements of Operations.